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QUARTERLY REPORT

SMI 3FOURTEEN FULL-CYCLE TREND ETF

Schedule of InvestmentsSeptember 30, 2025 (unaudited)

		Shares	Value
100.01%	COMMON STOCKS
5.00%	CONSUMER DISCRETIONARY
	Tractor Supply Co.	275,184	$15,649,714

9.94%	CONSUMER STAPLES
	Costco Wholesale Corp.	16,809	15,558,915
	Philip Morris International, Inc.	95,572	15,501,778
			31,060,693

15.00%	FINANCIALS
	Corpay, Inc.(A)	54,115	15,588,367
	Mastercard, Inc. Class A	27,500	15,642,275
	Visa, Inc. Class A	45,838	15,648,176
			46,878,818

15.07%	HEALTH CARE
	Abbott Laboratories	116,915	15,659,595
	Edwards Lifescience Corp.(A)	201,360	15,659,767
	Idexx Laboratories, Inc.(A)	24,704	15,783,139
			47,102,501

34.98%	INDUSTRIALS
	Automatic Data Processing, Inc.	53,639	15,743,047
	Broadridge Financial Solutions, Inc.	65,654	15,636,813
	Cintas Corp.	75,965	15,592,576
	Fastenal Co.	318,510	15,619,730
	Paychex, Inc.	124,061	15,725,972
	Republic Services, Inc.	67,701	15,536,026
	Verisk Analytics, Inc.	61,606	15,494,525
			109,348,689

20.02%	INFORMATION TECHNOLOGY
	Cadence Design Systems(A)	44,797	15,735,394
	Cisco Systems, Inc.	228,442	15,630,002
	F5, Inc.(A)	48,468	15,664,373
	Verisign, Inc.	55,702	15,572,608
			62,602,377

QUARTERLY REPORT

SMI 3FOURTEEN FULL-CYCLE TREND ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

	Shares	Value
100.01%	TOTAL COMMON STOCKS	$312,642,792
	(Cost: $316,898,719)

100.01%	TOTAL INVESTMENTS	312,642,792
	(Cost: $316,898,719)
(0.01%)	Liabilities in excess of other assets	(33,894)
100.00	NET ASSETS	$312,608,898

(A)Non-income producing

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used  in determining the value of a Fund’s investments. U.S. GAAP established a three-tier  hierarchy of inputs to establish a classification of fair value measurements for  disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an  indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
COMMON STOCKS	$312,642,792	$—	$—	$312,642,792
TOTAL INVESTMENTS	$312,642,792	$—	$—	$312,642,792

QUARTERLY REPORT

SMI 3FOURTEEN FULL-CYCLE TREND ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $312,642,792, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,529,124
Gross unrealized depreciation	(7,785,051)
Net unrealized appreciation	$(4,255,927)